Consolidated Balance Sheet Parenthetical (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 27, 2012 Realogy Holdings [Member] Common Class A [Member]	Jun. 30, 2012 Realogy Holdings [Member] Common Class A [Member]	Dec. 31, 2011 Realogy Holdings [Member] Common Class A [Member]	Jan. 05, 2011 Realogy Holdings [Member] Common Class A [Member]	Sep. 27, 2012 Realogy Holdings [Member] Common Class B [Member]	Jun. 30, 2012 Realogy Holdings [Member] Common Class B [Member]	Dec. 31, 2011 Realogy Holdings [Member] Common Class B [Member]	Jan. 05, 2011 Realogy Holdings [Member] Common Class B [Member]
Allowance for doubtful accounts	$ 58	$ 64	$ 67
Common stock, par value (per share)		$ 0.01	$ 0.01				$ 0.01				$ 0.01
Common stock, shares authorized		178,000,000	178,000,000				168,000,000				10,000,000
Common Stock, Shares, Outstanding				4,200	4,200	4,200		8,017,080	8,017,080	8,017,080